Insurance service expenses and other expenditure - Key management remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Key management remuneration
Salaries and short-term benefits (including fees paid to non-executive directors)	$ 27,000,000.0	$ 22,500,000	$ 29,300,000
Post-employment benefits	1,000,000.0	1,000,000.0	1,400,000
Share-based payments	22,200,000	15,400,000	14,000,000.0
Payments on separation		1,000,000.0	23,500,000
Total key management remuneration	50,200,000	39,900,000	68,200,000
Share-based payments in accordance with IFRS 2	7,600,000	6,700,000	7,500,000
Deferred share awards	9,600,000	$ 8,700,000	6,500,000
Mr Wadhwani
Key management remuneration
Award made to replace share-based awards from former employer that were forfeited	$ 5,000,000.0
Kai Nargolwala
Key management remuneration
Amounts paid to directors who stepped down			102,000
Fields Wicker-Miurin
Key management remuneration
Amounts paid to directors who stepped down			$ 203,000